Condensed Consolidated Statements of Operations and Comprehensive Loss Unaudited - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 4,697	$ 7,031	$ 36,376	$ 5,048
Cost of goods sold	5,574	13,030	66,405	7,410
Gross loss	(877)	(5,999)	(30,029)	(2,362)
Operating expenses
General and administrative	11,599	11,322	41,093	27,197
Research and development	5,749	6,949	30,679	20,077
Sales and marketing	1,804	2,028	9,547	3,519
Total operating expenses	19,152	20,299	81,319	50,793
Loss from operations	(20,029)	(26,298)	(111,348)	(53,155)
Other (expense) income, net	(4,151)	81	(4,835)	38
Change in fair value of derivative instruments	(97)	(435)	14,184	18,498
Change in fair value of earn-out shares liability	(52)	2,624	28,682	72,505
Write off of subscription receivable				(379)
Realized loss on debt extinguishment				(14,104)
Loss before provision for income taxes	(24,329)	(24,028)	(73,317)	23,403
Provision for income taxes	2	2	8	2
Net (loss) income	(24,331)	(24,030)	(73,325)	23,401
Other comprehensive (loss) income
Net unrealized gain (loss), net of tax	402	(826)	(358)	(381)
Total comprehensive (loss) income	$ (23,929)	$ (24,856)	$ (73,683)	$ 23,020
Net (loss) income per share
Net (loss) income per share, Basic (in Dollars per share)	$ (0.14)	$ (0.15)	$ (0.44)	$ 0.22
Net (loss) income per share, Diluted (in Dollars per share)	$ (0.14)	$ (0.15)	$ (0.44)	$ 0.22
Weighted average shares outstanding
Weighted average shares outstanding, Basic (in Shares)	168,829	163,165	165,253	105,568
Weighted average shares outstanding, Diluted (in Shares)	168,829	163,165	174,382	107,786